Basis of Presentation and Summary of Significant Accounting Policies - Summary of Basic and Diluted Net Income (Loss) per Common Share (Detail) - USD ($)	3 Months Ended							9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Numerator:
Allocation of net income (loss)	$ 291,067	$ 2,754,708	$ 6,449,070	$ 4,696,619	$ 32,359	$ 11,072,129	$ (3,329)	$ 9,494,845	$ 15,801,107	$ 17,922,732
Common Stock Subject To Possible Redemption [Member]
Denominator:
Basic weighted average common stock outstanding	40,000,000			40,000,000				40,000,000	35,457,875
Common Class A [Member]
Numerator:
Allocation of net income (loss)							$ 0			$ 14,109,019
Denominator:
Basic weighted average common stock outstanding							0			36,602,740
Diluted weighted average common stock outstanding							0			36,602,740
Basic net income per common stock							$ 0			$ 0.39
Diluted net income per common stock							$ 0			$ 0.39
Common Class A [Member] | Common Stock Subject To Possible Redemption [Member]
Numerator:
Allocation of net income, basic	$ 232,854			$ 3,757,295				$ 7,595,876	$ 12,363,724
Allocation of net income, diluted	$ 232,854			$ 3,757,295				$ 7,595,876	$ 12,325,118
Denominator:
Basic weighted average common stock outstanding	40,000,000			40,000,000				40,000,000	35,457,875
Diluted weighted average common stock outstanding	40,000,000			40,000,000				40,000,000	35,457,875
Basic net income per common stock	$ 0.01			$ 0.09				$ 0.19	$ 0.35
Diluted net income per common stock	$ 0.01			$ 0.09				$ 0.19	$ 0.35
Common Class F [Member]
Numerator:
Allocation of net income (loss)							$ (3,329)			$ 3,813,712
Allocation of net income, basic	$ 58,213			$ 939,324				$ 1,898,969	$ 3,437,383
Allocation of net income, diluted	$ 58,213			$ 939,324				$ 1,898,969	$ 3,475,989
Denominator:
Basic weighted average common stock outstanding	10,000,000			10,000,000			7,500,000	10,000,000	9,858,059	9,893,836
Diluted weighted average common stock outstanding	10,000,000			10,000,000			7,500,000	10,000,000	10,000,000	9,893,836
Basic net income per common stock	$ 0.01			$ 0.09			$ 0	$ 0.19	$ 0.35	$ 0.39
Diluted net income per common stock	$ 0.01			$ 0.09			$ 0	$ 0.19	$ 0.35	$ 0.39